Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Investments
4. Investments
The Company’s investments consist of the following:

	June 30, 2023
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Cash equivalents:
Money market funds	$30,593	$—	$—	$30,593
Short-term investments:
U.S. treasury securities - due within 1 year	50,965	2	(15)	50,952

Total	$81,558	$2	$(15)	$81,545

	December 31, 2022
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Cash equivalents:
Money market funds	$33,767	$—	$—	$33,767
U.S. treasury securities - due within 3 months	3,473	—	—	3,473
Short-term investments:
U.S. treasury securities - due within 1 year	58,518	6	(27)	58,497

Total	$95,758	$6	$(27)	$95,737

3. Investments
The Company’s investments consist of the following (in thousands):

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Cash equivalents:

Money market funds	$33,767	$—	$—	$33,767
U.S. treasury securities - due within 3 months	3,473	—	—	3,473
Short-term investments:
U.S. treasury securities - due within 1 year	58,518	6	(27)	58,497

Total	$95,758	$6	$(27)	$95,737

	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Cash equivalents:

Money market funds	140,856	—	—	140,856

Total	$140,856	$—	$—	$140,856